Document and Entity Information	Oct. 01, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 01, 2026
Entity Registrant Name	OLD SECOND BANCORP INC
Entity Incorporation, State or Country Code	DE
Securities Act File Number	000-10537
Entity Tax Identification Number	36-3143493
Entity Address, Address Line One	37 South River Street
Entity Address, City or Town	Aurora
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60507
City Area Code	630
Local Phone Number	892-0202
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	OSBC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000357173
Amendment Flag	false